Provision for Income Taxes - Schedule of Income (Loss) Before Provision for Income Taxes (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Expected tax rate	35.00%	35.00%